INCOME TAXES - Geographic Components of Income (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Canada	CAD (624)	CAD 1,146	CAD 1,224
Foreign	(482)	1,678	1,298
(Loss)/Income before Income Taxes	CAD (1,106)	CAD 2,824	CAD 2,522